                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-7774

                          SCUDDER INVESTMENT PORTFOLIOS
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (410) 895-5000
                                                            --------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                            Baltimore, Maryland 21202
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder US Bond Index Fund

Semiannual Report to Shareholders

June 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder US Bond Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

US Bond Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2003

Average Annual Total Returns*
Scudder US Bond Index Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund**
Premier Class	3.79%	10.09%	9.90%	7.36%	7.91%
Lehman Brothers Aggregate Bond Index+	3.93%	10.40%	10.08%	7.55%	8.04%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

*Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
Premier Class
Net Asset Value: 6/30/03	$ 10.76
12/31/02	$ 10.60
Distribution Information: Six Months: Income Dividends	$ .22
Capital Gains	$ .02
June Income Dividend	.0330
SEC 30-day Yield++	2.93%
Current Annualized Distribution Rate++	3.68%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended June 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 2.53% had certain expenses not been reduced.
Premier Class Lipper Rankings* - Intermediate Investment Grade Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	193	of	396	49
3-Year	63	of	282	23
5-Year	32	of	213	15

Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $5,000,000 Investment*
[] Scudder US Bond Index Fund - Premier Class [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended June 30

Comparative Results*
Scudder US Bond Index Fund		1-Year	3-Year	5-Year	Life of Fund**
Premier Class	Growth of $5,000,000	$5,504,500	$6,636,500	$7,130,000	$7,894,500
	Average annual total return	10.09%	9.90%	7.36%	7.91%
Lehman Brothers Aggregate Bond Index+	Growth of $5,000,000	$5,520,000	$6,669,500	$7,193,500	$7,951,500
	Average annual total return	10.40%	10.08%	7.55%	8.04%

The growth of $5,000,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on June 30, 1997. Index comparisons begin June 30, 1997.
+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review

In the following interview, on behalf of the portfolio management team, Portfolio Manager Louis R. D'Arienzo discusses Scudder US Bond Index Fund's market environment and performance during the six-month period ended June 30, 2003.

Q: How did Scudder US Bond Index Fund perform over the first half of 2003?

A: Scudder US Bond Index Fund tracked its benchmark, the Lehman Brothers Aggregate Bond Index, for the six months ended June 30, 2003. The fund produced a return of 3.79% (Premier Class shares) for the semiannual period, as compared with 3.93% for the benchmark. The fund underperformed the average peer in the Lipper Intermediate Investment Grade Debt Funds category semiannual return of 4.31%.1 The broad-based Lehman Brothers Aggregate Bond Index is a group of domestic taxable investment-grade bonds that is not available for direct investment.

1 The Lipper Intermediate Investment Grade Debt Funds category includes funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. It is not possible to invest directly in an index or category.

Q: What were the primary factors affecting the US bond markets during the past six months?

A: During the first half of 2003, the US bond markets continued their overall solid returns of recent years. The Lehman Brothers Aggregate Bond Index produced a 3.93% return for the six months ended June 30, 2003. For the semiannual period, yields on two-year Treasury notes declined from 1.60% to 1.31%, five-year Treasury yields fell from 2.73% to 2.42%, 10-year Treasury yields declined from 3.82% to 3.51%, and 30-year Treasury bond yields decreased from 4.78% to 4.56%. The yield curve remained relatively steep, though essentially unchanged in yield spread between the two-year and 30-year Treasuries, widening just 0.07% during the first half of 2003.

During the first quarter 2003, continued US economic sluggishness, the fight against terrorism at home and abroad, equity market weakness and volatility, and the impending and then actual engagement of Iraq's military by coalition forces continued to support the ongoing strength of the US fixed-income markets. At its March 2003 meeting, the Federal Reserve Board stated that it would not currently take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making."

During the second quarter 2003, economic indicators were more mixed, suggesting a modest level of improvement in growth since the end of active military operations in Iraq at the end of April. The economy, however, continued to face powerful drags as it struggled to unwind the excesses of the 1990s boom. Households were still trying to save more, and businesses remained reluctant to invest or hire aggressively until the outlook for demand improves. On the other hand, consumer confidence bounced back a bit, consumer spending stabilized and capital outlays continued to slowly improve. On June 25, 2003, in a conservative move, the Federal Reserve Board cut the targeted federal funds rate by 0.25% to 1.00%, stating that it was in an effort to "add further support for an economy which it expects to improve over time." After 13 consecutive interest rate cuts by the Federal Reserve Board since the start of 2001, short-term rates are currently at the lowest levels they have been in more than four decades.

Q: Which sectors within the Lehman Brothers Aggregate Bond Index were the best and worst performers?

A: Overall, on a duration-adjusted basis2, the spread sectors in the Lehman Brothers Aggregate Bond Index outperformed US Treasury securities for the six months ended June 30, 2003.

2 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage point drop in interest rates and that it should fall by 1.25% for a one-percentage point rise in interest rates.

Corporate bonds led the way for the semiannual period. They rebounded from previous poor performance as last year's headlines about corporate earnings quality, accounting integrity concerns, ratings downgrades and high-profile bankruptcies moved off the front page and the market shifted its focus to geopolitical concerns.

Commercial mortgage-backed securities outperformed duration-adjusted Treasuries by 1.59% for the same time frame. This was followed by asset-backed securities, which earned an excess return over duration-adjusted Treasuries of 1.26% for the six months, with the manufactured housing segment the greatest contributing segment overall. Against the backdrop of lower interest rates, mortgage-backed securities outperformed duration-adjusted Treasuries by 0.46% year-to-date.

Q: What investment strategies do you intend to pursue in the fund?

A: As an index fund, we seek to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index. Thus, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue to monitor economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad US bond market.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2003

Asset Allocation	6/30/03	12/31/02
Corporate Bonds	22%	25%
US Government Agency Pass-Thrus	21%	22%
Cash Equivalents, net	18%	15%
US Treasury Obligations	18%	12%
US Agency Obligations	10%	11%
Foreign Bonds - US$ Denominated	4%	5%
Government National Mortgage Association	4%	5%
Collateralized Mortgage Obligations	2%	3%
Asset Backed	1%	2%
	100%	100%

Corporate Bond Diversification (Excludes Cash Equivalents)	6/30/03	12/31/02
Financials	46%	42%
Consumer Discretionary	9%	9%
Utilities	8%	9%
Industrials	8%	9%
Consumer Staples	7%	10%
Energy	7%	6%
Telecommunication Services	5%	4%
Information Technology	4%	5%
Materials	4%	4%
Health Care	2%	2%
	100%	100%

Quality	6/30/03	12/31/02
US Government and Agencies	63%	57%
AAA	11%	11%
AA	5%	4%
A	12%	16%
BBB	9%	12%
	100%	100%

Effective Maturity	6/30/03	12/31/02
Under 1 year	7%	6%
1 < 5 years	54%	43%
5 < 10 years	25%	26%
10 < 15 years	2%	14%
15 years or greater	12%	11%
	100%	100%

Weighted average effective maturity: 6.35 years and 7.10 years, respectively.

Asset allocation, diversification, quality and effective maturity are subject to change.

For more complete details about the fund's investment portfolio, see page 18. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in the US Bond Index Portfolio	$ 150,810,307
Total assets	150,810,307
Liabilities
Dividends payable	91,167
Other accrued expenses and payables	67,251
Total liabilities	158,418
Net assets, at value	$ 150,651,889
Net Assets
Net assets consist of: Undistributed net investment income	42,470
Net unrealized appreciation (depreciation) on investment securities	7,935,348
Accumulated net realized gain (loss)	750,829
Paid-in capital	141,923,242
Net assets, at value	$ 150,651,889
Net Asset Value
Net Asset Value, offering and redemption price per share ($150,651,889 / 14,006,478 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 10.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Net investment income allocated from US Bond Index Portfolio:
Interest	$ 2,875,939
Less allocated expenses[a]	(66,385)
Net investment income allocated from US Bond Index Portfolio	2,809,554
Expenses: Administrator service fee	132,470
Auditing fees	7,827
Legal fees	12,609
Trustees' fees and expenses	3,588
Reports to shareholders	23,118
Registration fee	20,872
Other	1,885
Total expenses, before expense reductions	202,369
Expense reductions	(169,199)
Total expenses, after expense reductions	33,170
Net investment income	2,776,384
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investment	787,002
Net unrealized appreciation (depreciation) during the period on investment	1,699,406
Net gain (loss) on investment transactions	2,486,408
Net increase (decrease) in net assets resulting from operations	$ 5,262,792

a For the six months ended June 30, 2003, the Advisor to the US Bond Index Portfolio waived fees in the amount of $77,470, which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 2,776,384	$ 5,356,748
Net realized gain (loss) on investment transactions	787,002	2,043,601
Net unrealized appreciation (depreciation) on investment transactions during the period	1,699,406	3,222,430
Net increase (decrease) in net assets resulting from operations	5,262,792	10,622,779
Distributions to shareholders from: Net investment income	(2,733,914)	(5,335,897)
Net realized gains	(192,729)	(2,914,291)
Total distributions	(2,926,643)	(8,250,188)
Fund share transactions: Proceeds from shares sold	73,653,221	26,831,348
Reinvestment of distributions	2,659,334	7,785,906
Cost of shares redeemed	(28,473,782)	(46,822,307)
Net increase (decrease) in net assets from Fund share transactions	47,838,773	(12,205,053)
Increase (decrease) in net assets	50,174,922	(9,832,462)
Net assets at beginning of period	100,476,967	110,309,429
Net assets at end of period (including undistributed net investment income of $42,470 at June 30, 2003)	$ 150,651,889	$ 100,476,967

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.60	$ 10.42	$ 10.24	$ 9.76	$ 10.47	$ 10.29
Income (loss) from investment operations: Net investment income	.22[b]	.52[b]	.59	.62	.57	.59
Net realized and unrealized gain (loss) on investment transactions	.18	.50	.23	.48	(.70)	.29
Total from investment operations	.40	1.02	.82	1.10	(.13)	.88
Less distributions from: Net investment income	(.22)	(.52)	(.59)	(.62)	(.58)	(.61)
Net realized gains on investment transactions	(.02)	(.32)	(.05)	-	-	(.09)
Total distributions	(.24)	(.84)	(.64)	(.62)	(.58)	(.70)
Net asset value, end of period	$ 10.76	$ 10.60	$ 10.42	$ 10.24	$ 9.76	$ 10.47
Total Return (%)[c]	3.79**	10.04	8.19	11.72	(1.30)	8.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	151	100	110	116	93	40
Ratio of expenses before expense reductions, including expenses of the US Bond Index Portfolio (%)	.41*	.52	.53	.57	.56	.90
Ratio of expenses after expense reductions, including expenses of the US Bond Index Portfolio (%)	.15*	.15	.15	.15	.15	.15
Ratio of net investment income (%)	4.19*	4.94	5.68	6.33	5.79	5.70
[a] For the six months ended June 30, 2003 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

US Bond Index Fund - Premier Class ("Scudder US Bond Index Fund" or the "Fund"), a diversified series of the Scudder Advisor Funds II, formerly BT Advisor Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open- end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the US Bond Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the prospectus and statement of additional information.

On June 30, 2003, the Fund owned approximately 100% of the US Bond Index Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

At December 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 189,251
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ -

In addition, the tax character of distributions paid to shareholders by the Fund are summarized as follows:

	Year ended December 31,
	2002	2001
Distributions from ordinary income*	$ 7,463,792	$ 6,388,977
Distributions from long-term capital gains	$ 786,396	$ 541,396

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that Fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.20% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended June 30, 2003, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.15% including expenses allocated from the Portfolio. Accordingly, for the six months ended June 30, 2003, the Administrator Service Fee was $132,470, all of which was waived. In addition, under this arrangement the Advisor and Administrator reimbursed the Fund in the amount of $36,729.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Share Transactions

The following table summarizes share and dollar activity in the fund:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Class	6,943,298	$ 73,653,221	2,553,645	$ 26,831,348
Shares issued to shareholders in reinvestment of distributions
Premier Class	248,806	$ 2,659,334	737,225	$ 7,785,906
Shares redeemed
Premier Class	(2,663,633)	$ (28,473,782)	(4,402,927)	$ (46,822,307)
Net increase (decrease)
Premier Class	4,528,471	$ 47,838,773	(1,112,057)	(12,205,053)

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2003, there were three shareholders who held 25%, 14% and 12% of the outstanding shares of the Fund.

Investment Portfolio as of June 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 23.6%
Consumer Discretionary 2.4%
Albertson's, Inc.:
7.25%, 5/1/2013	25,000	29,260
7.5%, 2/15/2011	50,000	58,413
AOL Time Warner, Inc.:
6.125%, 4/15/2006	50,000	54,672
6.875%, 5/1/2012	100,000	114,162
7.7%, 5/1/2032	25,000	29,186
Comcast Cable Communications:
6.2%, 11/15/2008	100,000	112,606
6.875%, 6/15/2009	60,000	69,368
Comcast Corp., 5.85%, 1/15/2010	25,000	27,507
Cox Communications, Inc., 7.875%, 8/15/2009	50,000	61,386
DaimlerChrysler NA Holding Corp.:
7.2%, 9/1/2009	150,000	170,503
8.0%, 6/15/2010	150,000	176,623
Delphi Auto Systems Corp., 6.125%, 5/1/2004	5,000	5,117
Federated Department Stores, Inc., 7.45%, 7/15/2017	300,000	367,996
Ford Motor Co.:
6.625%, 10/1/2028	75,000	62,408
8.875%, 1/15/2022	200,000	205,228
Fred Meyer, Inc., 7.45%, 3/1/2008	50,000	58,259
Gannett Co., Inc., 6.375%, 4/1/2012	50,000	58,565
General Motors Corp., 8.25%, 7/15/2023	50,000	49,969
Gillette Co., 2.5%, 6/1/2008	50,000	49,610
Home Depot, Inc., 5.375%, 4/1/2006	25,000	27,279
Liberty Media Corp., 5.7%, 5/15/2013	70,000	71,156
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	133,536
Northwest Airlines Corp., 8.072%, 10/1/2019	23,069	25,116
Sears Roebuck Acceptance Corp., 6.75%, 8/15/2011	25,000	28,217
Sears, Roebuck and Co., 8.3%, 10/26/2004	300,000	316,631
Target Corp., 5.875%, 3/1/2012	200,000	226,013
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	110,241
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008	100,000	117,948
Time Warner, Inc.:
6.625%, 5/15/2029	10,000	10,311
6.95%, 1/15/2028	30,000	32,117
Viacom, Inc.:
7.7%, 7/30/2010	200,000	247,580
7.75%, 6/1/2005	30,000	33,412
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007	20,000	21,432
6.875%, 8/10/2009	260,000	312,925
Walt Disney Co.:
6.2%, 6/20/2014	75,000	83,944
6.75%, 3/30/2006	100,000	111,359
		3,670,055
Consumer Staples 1.8%
Archer-Daniels-Midland Co., 6.75%, 12/15/2027	25,000	29,173
Campbell Soup Co.:
4.75%, 10/1/2003	250,000	252,067
5.5%, 3/15/2007	20,000	22,043
Coca-Cola Co., 5.75%, 3/15/2011	25,000	28,446
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	500,000	678,889
Conagra Foods, Inc.:
7.125%, 10/1/2026	100,000	121,021
7.5%, 9/15/2005	25,000	27,879
Coors Brewing Co., 6.375%, 5/15/2012	10,000	11,476
General Mills, Inc.:
5.125%, 2/15/2007	10,000	10,893
6.0%, 2/15/2012	50,000	56,448
H.J. Heinz Co., 6.625%, 7/15/2011	25,000	29,470
H.J. Heinz Finance Co., 6.0%, 3/15/2012	25,000	28,484
Kellogg Co.:
6.0%, 4/1/2006	200,000	220,484
6.6%, 4/1/2011	50,000	58,636
Kraft Foods, Inc.:
5.25%, 6/1/2007	20,000	21,674
5.625%, 11/1/2011	50,000	54,484
6.25%, 6/1/2012	40,000	45,247
Kroger Co.:
7.5%, 4/1/2031	50,000	59,302
7.8%, 8/15/2007	50,000	57,903
McDonald's Corp., 8.875%, 4/1/2011	300,000	384,886
Nabisco, Inc., 6.375%, 2/1/2005	75,000	79,496
Philip Morris Co., Inc., 6.375%, 2/1/2006	50,000	52,954
Safeway, Inc.:
6.5%, 11/15/2008	90,000	102,060
6.5%, 3/1/2011	80,000	89,300
Unilever Capital Corp.:
6.875%, 11/1/2005	50,000	55,811
7.125%, 11/1/2010	50,000	60,579
Wendy's International, 6.25%, 11/15/2011	20,000	22,745
		2,661,850
Energy 1.9%
Alabama Power Co.: 5.5%, 10/15/2017	100,000	109,449
5.7%, 2/15/2033	50,000	52,201
Amerada Hess Corp., 7.875%, 10/1/2029	75,000	91,282
Amoco Co., 6.5%, 8/1/2007	250,000	286,756
Anadarko Petroleum Corp., 7.5%, 10/15/2026	60,000	73,641
Arizona Public Service, 7.625%, 8/1/2005	100,000	110,970
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	60,671
ChevronTexaco Capital Co., 6.625%, 10/1/2004	100,000	105,875
Conoco Funding Co., 6.35%, 10/15/2011	200,000	233,615
Conoco, Inc.:
5.9%, 4/15/2004	100,000	103,439
6.35%, 4/15/2009	140,000	163,637
Devon Financing Corp., 6.875%, 9/30/2011	100,000	117,303
Duke Capital Corp., 7.5%, 10/1/2009	150,000	171,607
Exelon Generation Co. LLC, 6.95%, 6/15/2011	25,000	29,001
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	175,000	192,038
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	69,770
Lasmo USA, Inc., 7.5%, 6/30/2006	100,000	115,358
Marathon Oil Corp., 5.375%, 6/1/2007	50,000	54,724
MidAmerican Energy Holdings Co., 3.5%, 5/15/2008	75,000	75,403
5.875%, 10/1/2012	25,000	27,418
Occidental Petroleum Corp., 7.375%, 11/15/2008	100,000	118,185
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	100,000	109,500
7.875%, 2/1/2009	50,000	57,125
9.125%, 10/13/2010	150,000	181,500
Phillips Petroleum Co., 8.75%, 5/25/2010	50,000	65,077
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	27,754
Tosco Corp., 7.625%, 5/15/2006	50,000	56,713
Transocean Sedco Forex, Inc., 6.625%, 4/15/2011	50,000	57,922
Valero Energy Corp., 6.125%, 4/15/2007	25,000	27,492
		2,945,426
Financials 9.6%
ABN Amro Bank NV, 7.125%, 6/18/2007	540,000	629,138
Allstate Corp., 7.2%, 12/1/2009	100,000	121,163
American Express Co., 6.875%, 11/1/2005	50,000	55,727
American Express Credit Corp., 3.0%, 5/16/2008	50,000	50,345
American General Finance Corp.:
5.75%, 3/15/2007	75,000	83,100
7.25%, 5/15/2005	225,000	247,545
American International Group, Inc.:
2.875%, 5/15/2008	50,000	49,782
4.25%, 5/15/2013	100,000	99,796
Avalonbay Communities, 6.125%, 11/1/2012	30,000	33,203
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	121,816
Bank of America Corp.:
4.875%, 1/15/2013	200,000	210,981
5.125%, 11/15/2014	100,000	106,604
5.875%, 2/15/2009	50,000	56,870
6.5%, 3/15/2006	100,000	111,458
7.125%, 5/12/2005	200,000	220,387
7.125%, 5/1/2006	200,000	226,882
Bank of New York Co., Inc.:
5.2%, 7/1/2007	25,000	27,451
7.3%, 12/1/2009	65,000	78,601
Bank One Corp.:
5.5%, 3/26/2007	20,000	22,152
6.5%, 2/1/2006	50,000	55,505
7.625%, 8/1/2005	100,000	112,051
7.875%, 8/1/2010	50,000	62,345
Bear Stearns Co., Inc.:
4.0%, 1/31/2008	150,000	156,905
6.15%, 3/2/2004	40,000	41,266
6.625%, 1/15/2004	100,000	102,877
6.625%, 10/1/2004	50,000	53,273
Boeing Capital Corp.:
5.75%, 2/15/2007	100,000	109,221
6.1%, 3/1/2011	110,000	121,413
6.35%, 11/15/2007	50,000	55,929
Boston Properties, Inc., 6.25%, 1/15/2013	25,000	27,376
Charter One Bank Financial, Inc., 6.375%, 5/15/2012	10,000	11,380
Chubb Corp., 6.0%, 11/15/2011	10,000	11,081
Citigroup, Inc.:
5.625%, 8/27/2012	200,000	220,348
6.5%, 2/7/2006	75,000	81,975
6.5%, 1/18/2011	150,000	175,495
6.625%, 6/15/2032	50,000	57,777
6.75%, 12/1/2005	150,000	167,242
7.25%, 10/1/2010	50,000	60,581
8.625%, 2/1/2007	200,000	241,112
Credit Suisse First Boston USA, Inc.:
6.125%, 11/15/2011	100,000	112,023
6.5%, 1/15/2012	100,000	114,756
EOP Operating LP:
7.0%, 7/15/2011	100,000	116,057
7.75%, 11/15/2007	45,000	52,706
First Chicago NBD Corp., 7.125%, 5/15/2007	200,000	230,630
FleetBoston Financial Corp.:
7.25%, 9/15/2005	225,000	251,098
7.375%, 12/1/2009	65,000	77,997
Ford Motor Credit Co.:
6.875%, 2/1/2006	50,000	53,030
7.25%, 10/25/2011	275,000	282,720
7.375%, 10/28/2009	300,000	314,494
7.6%, 8/1/2005	100,000	107,369
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	52,282
General Electric Capital Corp.:
5.0%, 2/15/2007	40,000	43,467
6.0%, 6/15/2012	400,000	451,507
6.75%, 3/15/2032	50,000	58,478
6.875%, 11/15/2010	50,000	59,772
7.5%, 5/15/2005	50,000	55,481
8.25%*, 4/1/2008	500,000	603,278
General Motors Acceptance Corp.:
6.125%, 9/15/2006	50,000	52,640
6.75%, 1/15/2006	100,000	106,164
7.5%, 7/15/2005	200,000	214,329
8.0%, 11/1/2031	75,000	73,587
Goldman Sachs Group, Inc.:
5.25%, 4/1/2013	50,000	53,313
5.5%, 11/15/2014	100,000	108,570
6.65%, 5/15/2009	15,000	17,624
6.875%, 1/15/2011	100,000	117,995
7.35%, 10/1/2009	50,000	60,842
7.625%, 8/17/2005	100,000	112,690
Hartford Financial Services Group, Inc., 7.75%, 6/15/2005	50,000	55,466
Heller Financial, Inc.:
6.0%, 3/19/2004	30,000	31,012
6.375%, 3/15/2006	75,000	83,647
Household Finance Corp.:
6.375%, 10/15/2011	50,000	56,853
6.5%, 1/24/2006	50,000	55,457
6.75%, 5/15/2011	25,000	29,034
7.0%, 5/15/2012	100,000	118,365
8.0%, 7/15/2010	150,000	186,080
International Lease Finance Corp.:
5.625%, 6/1/2007	10,000	10,875
5.7%, 7/3/2006	50,000	53,983
John Deere Capital Corp.:
6.0%, 2/15/2009	35,000	39,181
7.0%, 3/15/2012	100,000	118,720
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	25,000	27,779
JP Morgan Chase & Co.:
6.375%, 4/1/2008	100,000	115,018
6.75%, 2/1/2011	100,000	117,370
7.125%, 6/15/2009	300,000	357,755
KeyCorp, 7.5%, 6/15/2006	100,000	114,898
KFW International Finance, Inc.: 5.25%, 6/28/2006	75,000	82,494
7.0%, 3/1/2013	275,000	337,331
Lehman Brothers Holdings, Inc.:
4.0%, 1/22/2008	50,000	52,110
6.25%, 5/15/2006	50,000	55,861
6.625%, 4/1/2004	100,000	103,952
7.0%, 2/1/2008	50,000	58,289
7.75%, 1/15/2005	50,000	54,889
8.25%, 6/15/2007	50,000	59,708
MBIA, Inc., 9.375%, 2/15/2011	125,000	162,192
Merrill Lynch & Co., Inc., 6.0%, 2/17/2009	250,000	281,040
MetLife, Inc., 6.125%, 12/1/2011	25,000	28,496
Morgan Stanley Dean Witter & Co.:
5.3%, 3/1/2013	100,000	106,284
6.1%, 4/15/2006	150,000	165,134
6.6%, 4/1/2012	50,000	57,769
7.75%, 6/15/2005	250,000	278,554
National Rural Utilities Cooperative Finance Corp., 5.75%, 11/1/2008	100,000	112,086
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	27,604
Nisource Finance Corp., 7.625%, 11/15/2005	25,000	27,334
Pitney Bowes Credit Corp., 8.55%, 9/15/2009	100,000	125,193
PNC Funding Corp., 6.875%, 7/15/2007	300,000	341,348
Prologis Trust, 7.1%, 4/15/2008	10,000	11,627
Sanwa Bank Ltd., 7.4%, 6/15/2011	10,000	11,213
Simon Property Group, 6.35%, 8/28/2012	100,000	110,802
Spieker Properties, Inc., 6.8%, 5/1/2004	10,000	10,387
The St. Paul Co., Inc., 7.875%, 4/15/2005	50,000	55,019
Toyota Motor Credit Corp.:
5.5%, 12/15/2008	30,000	33,961
5.65%, 1/15/2007	25,000	27,677
US Bancorp.:
3.95%, 8/23/2007	20,000	20,985
5.1%, 7/15/2007	20,000	21,862
US Bank National Association, 6.3%, 2/4/2014	100,000	117,027
Verizon Global Funding Corp.:
6.75%, 12/1/2005	150,000	167,379
7.25%, 12/1/2010	150,000	180,140
7.75%, 12/1/2030	50,000	63,324
Wachovia Corp., 7.5%, 7/15/2006	100,000	115,713
Washington Mutual, Inc., 4.375%, 1/15/2008	150,000	158,738
Wells Fargo & Co.:
5.125%, 2/15/2007	100,000	109,398
6.45%, 2/1/2011	75,000	88,427
6.75%, 6/15/2007	200,000	229,481
7.25%, 8/24/2005	100,000	111,718
7.55%, 6/21/2010	200,000	246,545
		14,413,636
Health Care 0.5%
Abbott Laboratories, 5.125%, 7/1/2004	50,000	51,914
Aetna, Inc., 7.125%, 8/15/2006	50,000	56,701
Merck & Co, Inc., 6.4%, 3/1/2028	500,000	591,115
UnitedHealth Group, Inc., 4.875%, 4/1/2013	25,000	26,173
Wyeth, 6.25%, 3/15/2006	100,000	110,883
		836,786
Industrials 2.1%
Burlington North Santa Fe, 5.9%, 7/1/2012	100,000	111,515
Caterpillar, Inc., 9.0%, 4/15/2006	50,000	58,893
Cendant Corp., 6.25%, 1/15/2008	25,000	27,665
ChevronTexaco Capital Co., 3.5%, 9/17/2007	20,000	20,784
CSX Corp., 7.45%, 5/1/2007	115,000	133,873
Delphi Auto Systems Corp., 6.55%, 6/15/2006	50,000	53,646
Delphi Corp., 7.125%, 5/1/2029	5,000	5,002
Delta Airlines, Inc., Series 02-1, 6.417%, 7/2/2012	50,000	54,095
FedEx Corp., 9.65%, 6/15/2012	50,000	68,219
General Motors Acceptance Corp.:
7.25%, 3/2/2011	225,000	230,873
8.8%, 3/1/2021	200,000	206,883
Honeywell International, Inc.:
6.875%, 10/3/2005	50,000	55,677
7.5%, 3/1/2010	25,000	30,549
ICI Wilmington, Inc., 6.95%, 9/15/2004	55,000	57,893
Lockheed Martin Corp.:
7.25%, 5/15/2006	240,000	273,322
8.2%, 12/1/2009	100,000	126,462
Norfolk Southern Corp.:
6.2%, 4/15/2009	50,000	56,919
7.8%, 5/15/2027	100,000	125,377
Northrop Grumman Corp, 7.125%, 2/15/2011	200,000	239,584
Prologis, 5.5%, 3/1/2013	20,000	21,347
Raytheon Co., 6.75%, 8/15/2007	200,000	226,389
Republic Services, Inc., 7.125%, 5/15/2009	10,000	11,833
Southwest Airlines Co., 8.0%, 3/1/2005	500,000	543,375
Union Pacific Corp.:
6.4%, 2/1/2006	80,000	87,802
6.65%, 1/15/2011	50,000	58,114
6.79%, 11/9/2007	16,000	18,315
United Technologies Corp.:
6.1%, 5/15/2012	50,000	57,645
7.0%, 9/15/2006	50,000	57,427
7.125%, 11/15/2010	50,000	60,323
Waste Management, Inc.:
6.5%, 11/15/2008	50,000	57,167
7.0%, 7/15/2028	50,000	57,003
		3,193,971
Information Technology 0.9%
Citizens Communications, 8.5%, 5/15/2006	50,000	57,991
Compaq Computer Corp., 7.65%, 8/1/2005	100,000	110,476
Hewlett-Packard Co., 5.75%, 12/15/2006	20,000	22,284
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	105,107
6.5%, 1/15/2028	100,000	115,306
Motorola, Inc.:
7.6%, 1/1/2007	200,000	225,000
7.625%, 11/15/2010	50,000	58,750
Scana Corp.:
6.25%, 2/1/2012	60,000	68,105
6.875%, 5/15/2011	25,000	29,349
Tennessee Valley Authority, 7.25%, 7/15/2043	500,000	528,116
		1,320,484
Materials 0.9%
Alcoa, Inc.:
6.0%, 1/15/2012	25,000	28,161
7.25%, 8/1/2005	100,000	111,354
7.375%, 8/1/2010	100,000	121,156
Dow Chemical Co., 6.0%, 10/1/2012	100,000	108,788
E.I. du Pont de Nemours and Co., 6.875%, 10/15/2009	150,000	180,919
International Flavors & Fragrance, Inc., 6.45%, 5/15/2006	10,000	11,165
International Paper Co.:
5.85%, 10/30/2012	100,000	108,989
6.75%, 9/1/2011	40,000	46,265
Meadwestvaco Corp., 6.85%, 4/1/2012	70,000	80,805
Potash Corp., 7.125%, 6/15/2007	300,000	343,060
Praxair, Inc., 3.95%, 6/1/2013	50,000	49,353
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	170,280
		1,360,295
Telecommunication Services 1.5%
AT&T Broadband Corp., 8.375%, 3/15/2013	90,000	112,717
AT&T Corp.:
6.0%, 3/15/2009	9,000	9,630
7.3%, 11/15/2011	200,000	228,622
AT&T Wireless Services, Inc.:
7.35%, 3/1/2006	25,000	28,054
7.875%, 3/1/2011	200,000	236,204
8.125%, 5/1/2012	35,000	42,170
BellSouth Capital Funding, 7.75%, 2/15/2010	200,000	248,071
BellSouth Corp., 6.0%, 10/15/2011	100,000	114,280
Cingular Wireless, 6.5%, 12/15/2011	75,000	86,413
Clear Channel Communications, Inc.:
4.4%, 5/15/2011	50,000	50,163
7.25%, 9/15/2003	50,000	50,501
7.65%, 9/15/2010	50,000	60,170
GTE North, Inc.:
5.65%, 11/15/2008	100,000	112,191
6.4%, 2/15/2005	100,000	106,950
SBC Communications, Inc.:
5.875%, 8/15/2012	150,000	169,102
6.25%, 3/15/2011	50,000	57,353
Sprint Capital Corp.:
6.875%, 11/15/2028	120,000	120,388
8.375%, 3/15/2012	175,000	209,530
Verizon New York, Inc., 6.875%, 4/1/2012	25,000	29,429
Verizon Virginia, Inc., 4.625%, 3/15/2013	100,000	102,710
Verizon Wireless, Inc., 5.375%, 12/15/2006	50,000	54,917
		2,229,565
Utilities 2.0%
American Electric Power, 6.125%, 5/15/2006	45,000	49,327
Arizona Public Service, 6.5%, 3/1/2012	25,000	28,584
Columbia Energy Group, 7.62%, 11/28/2025	25,000	27,287
Consolidated Natural Gas Corp., 6.625%, 12/1/2008	200,000	231,859
Constellation Energy Group, Inc., 7.0%, 4/1/2012	25,000	29,121
Dominion Resources, Inc.:
7.625%, 7/15/2005	75,000	83,418
8.125%, 6/15/2010	90,000	111,528
DTE Energy Co.:
6.45%, 6/1/2006	40,000	44,504
7.05%, 6/1/2011	50,000	58,478
Duke Energy Field Services, 7.5%, 8/16/2005	100,000	109,351
Exelon Corp., 6.75%, 5/1/2011	50,000	57,849
FPL Group Capital, Inc., 7.625%, 9/15/2006	50,000	57,767
General Electric Co., 5.0%, 2/1/2013	100,000	105,626
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	25,000	27,574
KeySpan Corp.:
6.15%, 6/1/2006	50,000	55,583
7.875%, 2/1/2010	25,000	31,001
8.0%, 11/15/2030	50,000	67,423
Kinder Morgan, Inc.:
6.5%, 9/1/2012	50,000	57,315
6.65%, 3/1/2005	50,000	53,644
National Rural Utilities, 8.0%, 3/1/2032	100,000	128,968
Niagara Mohawk Power Corp.:
7.75%, 5/15/2006	85,000	97,318
Series G, 7.75%, 10/1/2008	50,000	59,904
Potomac Electic Power, 6.25%, 10/15/2007	100,000	112,006
PP&L Capital Funding, Inc., 8.375%, 6/15/2007	25,000	29,509
Progress Energy, Inc:
5.85%, 10/30/2008	25,000	27,609
6.75%, 3/1/2006	50,000	55,568
6.85%, 4/15/2012	35,000	40,279
7.1%, 3/1/2011	90,000	104,698
PSE&G Power LLC, 7.75%, 4/15/2011	70,000	83,524
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	77,958
Sempra Energy, 7.95%, 3/1/2010	25,000	30,142
South Carolina Electric & Gas, 7.5%, 6/15/2005	70,000	77,515
Virginia Electric and Power Co.:
5.75%, 3/31/2006	25,000	27,301
7.625%, 7/1/2007	100,000	117,824
Wisconsin Electric Power, 7.25%, 8/1/2004	500,000	529,559
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	57,247
		2,944,168
Total Corporate Bonds (Cost $32,458,964)		35,576,236

Foreign Bonds - US$ Denominated 5.1%
Abbey National PLC, 6.69%, 10/17/2005	50,000	55,379
Alberta Energy Co., Ltd., 7.65%, 9/15/2010	10,000	12,312
Alcan, Inc.: 4.5%, 5/15/2013	100,000	101,668
4.875%, 9/15/2012	10,000	10,495
Apache Finance Canada, 7.75%, 12/15/2029	25,000	33,134
AXA, 8.6%, 12/15/2030	50,000	64,394
Barclays Bank PLC, 7.4%, 12/15/2009	60,000	74,162
British Columbia, 5.375%, 10/29/2008	50,000	56,205
British Gas Finance, Inc., 6.625%, 6/1/2018	100,000	114,315
British Telecommunications PLC:
7.875%*, 12/15/2005	50,000	56,942
8.125%, 12/15/2010	50,000	63,234
8.875%*, 12/15/2030	70,000	95,520
Canadian Government:
5.25%, 11/5/2008	100,000	112,888
6.375%, 11/30/2004	50,000	53,627
Canadian National Railways, 4.4%, 3/15/2013	50,000	50,469
Canadian National Resources, 5.45%, 10/1/2012	25,000	27,113
Corp. Andina De Fomento:
5.2%, 5/21/2013	25,000	25,326
6.875%, 3/15/2012	10,000	11,384
Deutsche Ausgleichsbank, 6.5%, 9/15/2004	25,000	26,554
Deutsche Telekom International Finance: 8.25%, 6/15/2005	200,000	223,026
8.5%, 6/15/2010	150,000	184,257
Dow Capital BV, 9.2%, 6/1/2010	50,000	62,551
European Investment Bank:
4.0%, 8/30/2005	50,000	52,619
4.625%, 3/1/2007	400,000	434,311
France Telecom:
8.7%*, 3/1/2006	75,000	85,550
9.25%*, 3/1/2011	75,000	94,392
10.0%*, 3/1/2031	75,000	103,780
Government of Malaysia, 8.75%, 6/1/2009	10,000	12,782
Hanson Overseas BV, 6.75%, 9/15/2005	150,000	164,179
HSBC Holding PLC, 7.5%, 7/15/2009	150,000	182,788
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	139,604
Inter-American Development Bank:
6.5%, 10/20/2004	100,000	106,817
6.625%, 3/7/2007	300,000	348,065
Kingdom of Spain, 7.0%, 7/19/2005	75,000	82,608
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	315,676
Koninklijke KPN NV:
8.0%, 10/1/2010	25,000	30,949
8.375%, 10/1/2030	50,000	64,874
Korea Development Bank:
5.25%, 11/16/2006	50,000	53,665
7.125%, 4/22/2004	75,000	78,092
National Australia Bank, Series A, 8.6%, 5/19/2010	50,000	64,633
National Westminster Bank, 7.375%, 10/1/2009	50,000	61,313
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008	10,000	11,453
Ontario Electricity Financial Corp., 6.1%, 1/30/2008	35,000	40,243
Province of Manitoba, 5.5%, 10/1/2008	200,000	225,380
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	57,049
Province of Ontario, 4.2%, 6/30/2005	125,000	131,532
Province of Quebec:
5.75%, 2/15/2009	50,000	56,842
7.0%, 1/30/2007	200,000	232,452
7.125%, 2/9/2024	500,000	627,622
Repsol International Finance, 7.45%, 7/15/2005	100,000	110,034
Republic of Chile, 6.875%, 4/28/2009	10,000	11,505
Republic of Finland:
5.875%, 2/27/2006	200,000	220,976
7.875%, 7/28/2004	50,000	53,600
Republic of Italy:
3.625%, 9/14/2007	20,000	20,970
6.0%, 2/22/2011	225,000	262,560
6.875%, 9/27/2023	200,000	254,028
Republic of Korea, 8.875%, 4/15/2008	50,000	62,355
Santander Central Hispano, 7.625%, 9/14/2010	50,000	61,992
Santander Financial Issuances, 7.0%, 4/1/2006	20,000	22,349
Telefonica Europe BV 7.35%, 9/15/2005	40,000	44,659
7.75%, 9/15/2010	125,000	154,240
The International Bank for Reconstruction and Development, 4.375%, 9/28/2006	250,000	270,230
United Mexican States:
6.375%, 1/16/2013	250,000	265,000
8.375%, 1/14/2011	50,000	59,900
8.5%, 2/1/2006	25,000	28,988
8.625%, 3/12/2008	40,000	47,960
9.875%, 1/15/2007	100,000	123,150
9.875%, 2/1/2010	190,000	243,675
Vodafone Group PLC 7.625%, 2/15/2005	50,000	54,749
7.75%, 2/15/2010	50,000	61,522
Total Foreign Bonds - US$ Denominated (Cost $6,897,715)		7,808,667

Asset Backed 1.5%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust "B", Series 2002-C, 4.22%, 12/15/2006	100,000	104,852
Credit Card Receivables 1.1%
American Express Credit Account Master Trust "A", Series 1999-2, 5.95%, 12/15/2006	50,000	52,063
Chase Credit Card Master Trust "A", Series 1999-3, 6.66%, 1/15/2007	100,000	105,749
Chemical Master Credit Card Trust "A", Series 1996-3, 7.09%, 2/15/2009	200,000	218,801
Citibank Credit Card Master Trust I:
"A", Series 1999-2, 5.875%, 3/10/2011	100,000	114,418
"A", Series 1999-7, 6.65%, 11/15/2006	250,000	268,117
Discover Card Master Trust "A", Series 2002-2, 5.15%, 10/15/2009	200,000	219,137
Fleet Credit Card Master Trust II "A", Series 1999-C, 6.9%, 4/16/2007	40,000	42,075
MBNA Credit Card Master Note Trust "A", Series 1999-J, 7.0%, 2/15/2012	200,000	239,920
MBNA Master Credit Card Trust USA:
"A", Series 1999-B, 5.9%, 8/15/2011	50,000	57,361
"A", Series 1999-M, 6.6%, 4/16/2007	150,000	160,790
Prime Credit Card Master Trust "A", Series 2000-1, 6.7%, 10/15/2009	100,000	109,431
		1,587,862
Miscellaneous 0.3%
Detroit Edison Securitization "A3", Series 2001-1, 5.875%, 3/1/2010	100,000	111,715
Peco Energy Transition Trust:
"A6", Series 1999-A, 6.05%, 3/1/2009	50,000	55,688
"A7", Series 1999-A, 6.13%, 3/1/2009	50,000	57,356
West Penn Funding LLC "A4", Series 1999-A, 6.98%, 12/26/2008	250,000	293,176
		517,935
Total Asset Backed (Cost $1,995,133)		2,210,649

US Treasury Obligations 20.8%
US Treasury Bond:
2.875%, 2/15/2008	2,500,000	2,572,558
3.625%, 5/15/2013	1,400,000	1,410,937
5.0%, 2/15/2011	320,000	359,188
5.25%, 11/15/2028	3,500,000	3,809,943
6.0%, 2/15/2026	300,000	358,606
6.25%, 8/15/2023	700,000	857,445
6.875%, 8/15/2025	795,000	1,047,475
7.25%, 8/15/2022	565,000	765,509
7.625%, 11/15/2022	90,000	126,598
7.875%, 2/15/2021	300,000	428,297
8.0%, 11/15/2021	1,000,000	1,448,711
8.75%, 5/15/2020	300,000	458,965
8.75%, 8/15/2020	450,000	689,115
11.25%, 2/15/2015	1,150,000	1,959,671
US Treasury Note:
1.625%, 3/31/2005	4,500,000	4,530,938
3.0%, 11/15/2007	1,500,000	1,547,226
4.0%, 11/15/2012	1,325,000	1,378,776
4.875%, 2/15/2012	350,000	389,047
5.0%, 8/15/2011	1,850,000	2,075,180
6.875%, 5/15/2006	4,000,000	4,583,908
7.25%, 5/15/2004	500,000	526,934
Total US Treasury Obligations (Cost $29,705,644)		31,325,027

US Government Agency Pass-Thrus 11.0%
Federal Home Loan Mortgage Corp.:
5.0%, 12/1/2017	3,000,000	3,101,749
5.5%, 11/1/2013	152,883	159,355
6.5%, 12/1/2014	229,477	241,169
7.0% with various maturities until 6/1/2027	310,837	327,405
7.5% with various maturities until 10/1/2030	185,344	197,544
Federal National Mortgage Association:
6.0% with various maturities until 7/1/2029	3,448,379	3,597,516
6.5% with various maturities until 1/1/2033	4,293,274	4,501,807
7.0%, 10/1/2015	3,262,923	3,447,925
7.5% with various maturities until 4/1/2028	181,825	193,962
8.0%, 12/1/2021	529,197	570,364
8.5% with various maturities until 8/1/2031	174,096	187,398
Total US Government Agency Pass-Thrus (Cost $16,033,174)		16,526,194

Collateralized Mortgage Obligations 2.0%
Bear Stearns Commercial Mortgage Securities:
"A2", Series 1999-WF2, 7.08%, 6/15/2009	400,000	475,041
"A1", Series 2000-WF2, 7.11%, 10/15/2032	410,954	466,542
"A2", Series 2000-WF8, 7.78%, 2/15/2032	150,000	184,190
Capco America Securitization Corp., Series 1998-D7, 6.26%, 10/15/2030	100,000	114,755
CS First Boston Mortgage Securities Corp., Series 2001-CF2, 6.24%, 2/15/2034	250,000	282,367
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	100,000	114,673
First Union National Bank Commercial Mortgage, "A1" Series 1999-C4, 7.184%, 12/15/2031	130,050	142,607
First Union-Lehman Brothers-Bank of America, Series 1998-C2, 6.56%, 11/18/2035	100,000	115,100
LB Commercial Conduit Mortgage Trust:
"A2", Series 1999-C1, 6.78%, 6/15/2031	150,000	175,576
"A1", Series 1999-C2, 7.105%, 10/15/2032	130,031	143,719
LB-UBS Commercial Mortgage Trust:
"A2", Series 2002-C1, 5.969%, 3/15/2026	100,000	112,083
"A2", Series 2001-C2, 6.653%, 11/15/2027	100,000	117,791
Morgan Stanley Capital, Series 1998-WF2, 6.34%, 7/15/2030	96,895	104,429
Morgan Stanley Capital I, Series 1999-LIFE, 7.11%, 4/15/2033	100,000	119,280
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, 5.98%, 1/15/2039	185,000	210,440
Nomura Asset Securities Corp., Series 1998-D6, 6.59%, 3/15/2030	100,000	115,535
Total Collateralized Mortgage Obligations (Cost $2,618,516)		2,994,128

US Agency Obligations 25.9%
Federal Farm Credit Bank, 5.58%, 9/11/2003	1,000,000	1,008,895
Federal Home Loan Bank:
4.5%, 11/15/2012	1,000,000	1,054,497
5.125%, 9/15/2003	1,000,000	1,008,410
Federal Home Loan Mortgage Corp.:
3.5%, 9/15/2007	1,700,000	1,777,216
4.5%, 8/15/2004	2,500,000	2,592,488
4.5%, 1/15/2013	500,000	525,244
5.5%, 7/1/2033	1,000,000	1,031,562
6.0%, 7/1/2033	1,000,000	1,036,562
6.25%, 7/15/2004	250,000	263,198
6.25%, 7/15/2032	133,000	156,491
6.5%, 7/1/2033	3,000,000	3,121,875
6.75%, 9/15/2029	3,000	3,717
6.875%, 1/15/2005	2,000,000	2,169,832
Federal National Mortgage Association:
4.375%, 10/15/2006	1,600,000	1,723,958
4.5%, 7/1/2018	1,000,000	1,020,000
4.75%, 11/14/2003	1,000,000	1,013,856
5.0%, 7/1/2018	2,500,000	2,582,030
5.25%, 1/15/2009	500,000	561,411
5.5%, 7/1/2018	1,000,000	1,038,438
5.5%, 7/1/2033	5,000,000	5,167,190
6.0%, 7/1/2033	4,750,000	4,935,545
6.25%, 5/15/2029	800,000	936,926
6.5%, 8/15/2004	500,000	529,743
6.5%, 7/1/2033	2,250,000	2,346,327
6.96%, 4/2/2007	500,000	585,292
7.125%, 1/15/2030	50,000	64,898
7.25%, 5/15/2030	650,000	856,645
Total US Agency Obligations (Cost $38,257,389)		39,112,246
Government National Mortgage Association 4.3%
Government National Mortgage Association:
5.5%, 7/1/2033 (b)	1,000,000	1,040,938
6.0% with various maturities until 7/1/2033 (b)	2,107,751	2,210,276
6.5% with various maturities until 8/20/2032	1,063,020	1,114,734
7.5% with various maturities until 6/15/2032	854,649	908,350
8.0% with various maturities until 3/15/2032	962,575	1,040,978
8.5%, 11/15/2029	93,339	100,599
9.0%, 1/15/2023	31,250	34,763
Total Government National Mortgage Association (Cost $6,247,949)		6,450,638

	Shares	Value ($)

Cash Equivalents 20.8%
Cash Management Fund Institutional, 0.99% (c) (Cost $31,416,890)	31,416,890	31,416,890

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $165,631,374) (a)	115.0	173,420,675
Other Assets and Liabilities, Net	(15.0)	(22,610,353)
Net Assets	100.0	150,810,322

* These securities are shown at their current rate as of June 30, 2003.
(a) The cost for federal income tax purposes was $165,639,600. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $7,781,075. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,955,080 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $174,005.
(b) When issued or forward delivery securities included.
(c) Cash Management Fund Institutional, an affiliate, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $134,214,484)	$ 142,003,785
Investment in Cash Management Fund Institutional (cost $31,416,890)	31,416,890
Cash	327
Receivable for investments sold	975,779
Interest receivable	1,505,557
Receivable for Fund shares sold	101,937
Due from Advisor	5,810
Total assets	176,010,085
Liabilities
Payable for investments purchased	23,061,994
Payable for when-issued and forward delivery securities	2,092,099
Other accrued expenses and payables	45,670
Total liabilities	25,199,763
Net assets, at value	$ 150,810,322

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Interest	$ 2,704,813
Dividends - Cash Management Fund Institutional	171,126
Total Income	2,875,939
Expenses: Advisory fees	75,196
Administrator service fee	33,192
Audit fees	14,010
Legal	371
Trustees' fees and expenses	1,905
Other	19,181
Total expenses, before expense reductions	143,855
Expense reductions	(77,470)
Total expenses, after expense reductions	66,385
Net investment income	2,809,554
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	787,002
Net unrealized appreciation (depreciation) during the period on investments	1,699,321
Net gain (loss) on investment transactions	2,486,323
Net increase (decrease) in net assets resulting from operations	$ 5,295,877

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 2,809,554	$ 5,986,193
Net realized gain (loss) on investment transactions	787,002	2,233,751
Net unrealized appreciation (depreciation) on investment transactions during the period	1,699,321	3,403,360
Net increase (decrease) in net assets resulting from operations	5,295,877	11,623,304
Capital transaction in shares of beneficial interest: Proceeds from capital invested	89,761,839	17,605,303
Value of capital withdrawn	(43,839,949)	(60,129,225)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	45,921,890	(42,523,922)
Increase (decrease) in net assets	51,217,767	(30,900,618)
Net assets at beginning of period	99,592,555	130,493,173
Net assets at end of period	$ 150,810,322	$ 99,592,555

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	151	100	130	130	110	64
Ratio of expenses before expense reductions (%)	.22*	.25	.24	.28	.22	.29
Ratio of expenses after expense reductions (%)	.10*	.10	.10	.10	.10	.10
Ratio of net investment income (loss) (%)	4.23*	4.98	5.70	6.34	5.82	6.02
Portfolio turnover rate (%)	200b*	235[b]	232	221	224	82
Total Investment Return (%)[c]	3.84**	10.09	-	-	-	-
[a] For the six months ended June 30, 2003 (Unaudited).
[b] The portfolio turnover rates including mortgage dollar roll transactions were 238% and 266% for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The US Bond Index Portfolio (the "Portfolio"), a series of the Scudder Investment Portfolios, formerly BT Investment Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them.

When-Issued/Delayed Delivery Securities. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments, mortgage dollar rolls and US Treasury obligations) aggregated $166,175,639 and $138,928,768, respectively. Purchases and sales of US Treasury obligations aggregated $26,435,254 and $12,446,211, respectively. Mortgage dollar rolls aggregated $24,600,469 and $24,670,068, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.15% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Effective April 25, 2003, Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The Portfolio waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

For the six months ended June 30, 2003, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.10% of the Portfolio's average daily net assets. Accordingly, for the six months ended June 30, 2003, the Advisor did not impose any of its advisory fee, pursuant to the Investment Advisory Agreement, aggregating $75,196.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2003, the Administrator Service Fee was $33,192, of which $2,274 was not imposed and $14,109 is unpaid.

Effective May 9, 2003, State Street Bank and Trust Company ("State Street") is the Portfolio's custodian. Prior to May 9, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specific amounts for attended board and committee meetings.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

D. Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro-rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Shareholder Meeting Results

A Special Meeting of Shareholders of US Bond Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios (the "Trust"), was held on March 31, 2003. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
8,054,694	5,240	10,446

2. To approve a new investment sub-advisory agreement for the Portfolio between DeAM, Inc. and Northern Trust Investments, Inc.

Affirmative	Against	Abstain
8,058,760	1,174	10,446

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
Nasdaq Symbol	BTUSX
CUSIP Number	81111W 204
Fund Number	548

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended June 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder U.S. Bond Index Portfolio

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder U.S. Bond Index Portfolio

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ------------------------------

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    ------------------------------